Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Entity Registrant Name	COMPUGEN LTD
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Filer Category	Accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 8,787	$ 5,846
Short-term bank deposits	13,107	16,525
Restricted cash	91	92
Other accounts receivable and prepaid expenses (note 5b3)	650	546
Total current assets	22,635	23,009
LONG-TERM INVESTMENTS:
Investment in Evogene	4,662	4,093
Long-term lease deposits	68	17
Severance pay fund	1,527	1,465
Total long-term investments	6,257	5,575
LONG-TERM PREPAID EXPENSES (note 5b3)	400
PROPERTY AND EQUIPMENT, NET	696	497
Total assets	29,988	29,081
CURRENT LIABILITIES:
Trade payables	335	248
Other accounts payable and accrued expenses	1,207	1,459
Total current liabilities	1,542	1,707
LONG-TERM LIABILITIES:
Research and development funding arrangements	4,793	6,150
Accrued severance pay	1,766	1,643
Total long-term liabilities	6,559	7,793
SHAREHOLDERS' EQUITY (Note 6):
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at June 30, 2012 and December 31, 2011; 35,990,311 and 34,707,622 shares issued and outstanding at June 30, 2012 and December 31, 2011, respectively	97	94
Additional paid-in capital	202,193	195,714
Accumulated other comprehensive income	4,833	4,264
Accumulated deficit	(185,236)	(180,491)
Total shareholder' equity	21,887	19,581
Total liabilities and shareholders' equity	$ 29,988	$ 29,081

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	35,990,311	34,707,622
Ordinary shares, shares outstanding	35,990,311	34,707,622

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating expenses:
Research and development expenses, net	$ 4,047	$ 2,812
Marketing and business development expenses	351	298
General and administrative expenses	1,679	2,692
Total operating expenses	6,077	5,802
Operating loss	(6,077)	(5,802)
Financial income, net	1,332	1,512
Other income		240
Net loss	(4,745)	(4,050)
Unrealized gain (loss) on Investment in Evogene	569	(1,349)
Total comprehensive loss	$ (4,176)	$ (5,399)
Basic and diluted net loss per share	$ (0.13)	$ (0.12)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	35,628,390	34,169,391

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 28,285	$ 92	$ 190,275	$ 6,405	$ (168,487)
Balance, shares at Dec. 31, 2010		33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to consultants	457		457
Stock-based compensation relating to options issued to employees	2,943		2,943
Other comprehensive (loss) income	(2,141)			(2,141)
Net loss	(12,004)				(12,004)
Balance at Dec. 31, 2011	19,581	94	195,714	4,264	(180,491)
Balance, shares at Dec. 31, 2011	34,707,622	34,707,622
Employee options exercised	1,749	1	1,748		(180,491)
Employee options exercised, shares		631,689
Issuance of shares	3,663	2	3,661
Issuance of shares, shares		651,000
Stock-based compensation relating to options and warrants issued to consultants	103		103
Stock-based compensation relating to options issued to employees	967		967
Other comprehensive (loss) income	569			569
Net loss	(4,745)				(4,745)
Balance at Jun. 30, 2012	$ 21,887	$ 97	$ 202,193	$ 4,833	$ (185,236)
Balance, shares at Jun. 30, 2012	35,990,311	35,990,311

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (4,745)	$ (4,050)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	1,070	2,044
Depreciation	116	90
Severance pay, net	61	2
Gain for the sale of Evogene shares		(240)
Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)	(733)
Amortization of the cash consideration of the research and development funding arrangements	(44)
Decrease in trade receivables		21
Increase in other accounts receivable and prepaid expenses	(123)	(412)
Increase in long-term prepaid expenses	(400)
Decrease in trade payables and other accounts payable and accrued expenses	(165)	(599)
Net cash used in operating activities	(5,543)	(3,877)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	16,525	14,524
Investment in short-term bank deposits	(13,107)	(17,791)
Increase in long-term lease deposits	(51)	(9)
Purchase of property and equipment	(315)	(32)
Proceeds from sale of investment in Evogene		233
Net cash provided by (used in) investing activities	3,052	(3,075)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	3,663
Proceeds from research and development funding arrangement		5,000
Proceeds from exercise of options	1,769	886
Net cash provided by financing activities	5,432	5,886
Increase (decrease) in cash and cash equivalents	2,941	(1,066)
Cash and cash equivalents at the beginning of the period	5,846	7,300
Cash and cash equivalents at the end of the period	$ 8,787	$ 6,234

GENERAL	6 Months Ended
Jun. 30, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:- GENERAL

a.
Compugen Ltd. (the "Company") including its subsidiaries is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology. Unlike traditional high throughput trial and error experimental based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (i.e. by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in its Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing integrated infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of Pipeline Program product candidates and various forms of research and discovery agreements, in both cases providing Compugen with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters are located in Israel, with research and development facilities in Israel and California.

b.
Investment in Evogene:

The Company accounts for its investment in Evogene in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income" in shareholders' equity. Realized gains and losses are included in other income. As of June 30, 2012, the Company holds 1,043,397 shares representing 2.8% of Evogene outstanding Ordinary shares.

c.
In 1997, the Company established a wholly-owned U.S. subsidiary, Compugen USA, Inc. During 2011, the U.S subsidiary had no significant operations. In March 2012, the Company renewed its U.S. subsidiary's activity by establishing a new monoclonal antibody (mAb) research and development operation in South San Francisco, California for the development of oncology and immunology mAb drug candidates against the Company's identified targets.

d.
In January 2011, the Company filed a shelf registration statement and in August 2011 entered into an agreement with an underwriter to issue and sell Ordinary shares under an At-the-Market ("ATM") program with gross proceeds of up to $ 40,000. As of June 30, 2012 the Company had raised approximately $ 3,663, net of issuance expenses, under this program from the issuance during the period from January 2012 to April 2012 of 651,000 of its Ordinary shares

e.
On December 29, 2010, the Company entered into a research and development funding arrangement with an investor. Under the funding arrangement, the Company received $ 5,000 in support of its Pipeline Program.

On December 20, 2011, the Company entered into a second research and discovery funding arrangement with an investor. According to the arrangement, the Company will receive a total of $ 8,000 in support of certain research and development activities. As of June 30, 2012, the Company received $ 2,000 with respect to the agreement. In July 2012, the Company entered into an amendment to this agreement. The arrangement embedded derivatives are presented on a fair value basis. Changes in fair value are included in financial income, net. For more information also see Note 4 and Note 7a.

f.
In June 2012, the Company established together with Merck Serono ("Merck") a start-up company, Neviah Genomics ("Neviah"), focused on the discovery and development of novel biomarkers for the prediction of drug-induced toxicity. According to the agreement with Merck, Neviah is expected to receive its initial funding from Merck Serono Ventures in three installments subject to milestones as defined in the agreement. As a result of Merck's funding, the Company's share in Neviah voting rights will be diluted. According to the agreement, the Company licensed to Neviah biomarker candidates that will be discovered using certain proprietary predictive discovery technologies and in consideration received an equity ownership in Neviah, and a right for royalties from potential future sales. The Company accounts for its investment in Neviah under the equity method. As of June 30, 2012 Neviah did not start its operations and therefore there was no impact on the Company's financial statements.

In addition, according to the agreement the Company will provide research and development services to Neviah in consideration for a fee as defined in the agreement.

SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies applied in the annual financial statements of the Company as of December 31, 2011 are applied consistently in these financial statements. For further information, refer to the consolidated financial statements as of December 31, 2011.

UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS	6 Months Ended
Jun. 30, 2012
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 3:-	UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information. Accordingly, they do not include all the information and footnotes required by accounting principles generally accepted in the United States for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

Operating results for the six-month period ended June 30, 2012 are not necessarily indicative of the results that may be expected for the year ended December 31, 2012.

FAIR VALUE MEASUREMENTS	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASURMENTS

The Company adopted the provision of ASC 820, "Fair Value Measurements and Disclosures" ("ASC 820") on January 1, 2008. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument's categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The changes in Level 3 liabilities measured at fair value on a recurring basis:

Fair value of embedded derivatives

Balance at January 1, 2011	$4,037

Fair value of exchange option within second research and development arrangement	1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011 *)	5,707

Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)

Balance at June 30, 2012 (unaudited) *)	$4,394

*)	The balance amount of the research and development funding arrangements includes also a cash consideration of $ 399 and $ 443 as of June 30, 2012 and December 31, 2011, respectively.

COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 5:- COMMITMENTS AND CONTINGENCIES

a.	The Company provided a bank guarantee in the amount of $ 91 in favor of the lessor of its offices in Israel.

b.	Commitments in favor of the Government of Israel and other grants:

1.
As of June 30, 2012, the Company's aggregate contingent obligations for payments to the Office of the Chief Scientist, ("OCS"), based on OCS participation in certain potential future receipts or revenue accruals, net of interest, royalties paid or accrued, totaled approximately $ 8,565.

2.
Under the OCS royalty-bearing programs discussed above, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the OCS funded research programs. If any such research programs are successful and income is generated, the Company is committed to pay royalties at a rate of 3% to 5% of the Company's revenues arising from such research program, up to a maximum of 100% of the amount received for such program from the OCS, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR).

During the six month periods ended June 30, 2012 and June 30, 2011, the Company incurred no obligation to pay or accrue any amounts to the OCS.

3.
On June 25, 2012 the Company and its U.S subsidiary added to its mAb enabling technology base by entering into an Antibodies Discovery Collaboration Agreement (the "Agreement") with a U.S. antibody technology company ("mAb technology company"), providing an established source for fully human mAbs. The agreement includes research and commercial licenses to use specific mAb technology company proprietary collections of polynucleotides encoding antibodies, and their associated biological materials, together with the systems and/or licensed know how and/or to practice patent rights to identify, isolate, and modify discovery Fabs ("The Technology"), and to develop and exploit discovery products. According to the Agreement (i) the Company paid $ 600 in consideration for a three-year access right to the Technology, of which $ 400 was recorded as long-term prepaid expenses and will be charged to the statement of comprehensive loss over three years and (ii) in the event any Compugen mAb programs utilize the Technology, the Company would pay additional fees upon the occurrence of certain development and commercialization milestone up to a maximum cumulative total of $ 3,250 for each antibody drug product that achieved all such milestone events. In addition, the mAb technology company will be entitled to certain royalties that could be eliminated, upon payment of certain one-time fees (all payments referred together as "Contingent Fees"). As of June 30, 2012 the Company did not incur any obligation for such Contingent Fees.

SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 6:-	SHAREHOLDERS' EQUITY

During the six month period ended June 30, 2012, the Company's Board of Directors granted total options to purchase 405,000 Ordinary shares of the Company. 380,000 and 25,000 options were granted to employees and consultants, respectively. The exercise prices for such options are from $ 4.95 to $ 5.99 per share, with vesting to occur in up to 4 years.

The following table presents the weighted-average assumptions used to estimate the fair value of the options granted in the periods presented:

	Six months ended June 30,
	2012	2011

Volatility	73%-88%	78%-84%
Risk-free interest rate	0.56%-2.00%	2.00%-2.56%
Dividend yield	0%	0%
Expected life (years)	6.0	6.0

Weighted average fair value of options granted during the six months period ended June 30, 2012 and 2011 are $ 3.70 and 2.64, respectively.

On May 12, 2011, the Company's shareholders approved the extension of the exercise term of 380,000 fully vested options that were previously granted to one of Company's directors (formerly its CEO). The original exercise term of these options expired on December 31, 2010. According to the new terms, as approved by the Company's shareholders, the options will be exercisable until the earlier of: a) 180 days after resignation from his position as the Company's director, or b) April 19, 2015. The Company accounted for the above resolution as a grant of a new option award according to ASC 718, "Compensation - Stock Compensation". The fair value for this award was estimated using a Black Scholes model with the following assumptions: risk-free interest 1.435%, dividend yields of 0%, expected volatility in range between 87.5% and an expected term of the options of 4 years.

The fair value of the options was determined to be $3.33 per share. During the six-month period ended June 30, 2011, the Company charged to the statement of comprehensive loss compensation cost of $ 1,264 related to this grant that is recorded as part of general and administrative expenses. During the six month period ended June 30, 2012 the Company did not charge additional cost related to this grant.

During the six month periods ended June 30, 2012 and 2011, the Company recorded share based compensation in a total amount of $ 1,070 and $ 2,044, respectively.

As of June 30, 2012, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,464, which is expected to be recognized over a weighted average period of approximately 2.5 years.

SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 7:- SUBSEQUENT EVENTS

a.	On July 24, 2012, the Company entered into an amendment to the December 2011 research and development funding arrangement with Baize, pursuant to which:

1.	The number of specified Compugen-identified targets in the field of oncology against which mAb product candidates are to be developed was reduced from 12 to 8.

2.	The payment dates for the $ 6,000 of the investment amount remaining to be paid were amended such that $ 1,000 was paid on July 27, 2012 and $ 5,000 is to be paid on or before December 31, 2012.

b.
On July 3, 2012, the Company's shareholders approved a grant to the Company's Chairman of the Board of options to purchase 62,500 ordinary shares at an exercise price of $ 4.01 per share. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2014.

c.
On August 6, 2012, the Company's Board of directors approved a grant to new employees of options to purchase a total of 92,300 ordinary shares at an exercise price of $ 3.43 per share. The options shall vest over a period 4 years.

On August 6, 2012, the Company's Board of directors approved a grant to existing employees of options to purchase a total of 758,200 ordinary shares at an exercise price of $ 3.43 per share. The options shall vest on a monthly basis over a period of 12 months commencing January 1, 2015.

FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2012
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Changes in Level 3 Liabilities Measured at Fair Value on a Recurring Basis
Fair value of embedded derivatives

Balance at January 1, 2011	$4,037

Fair value of exchange option within second research and development arrangement	1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011 *)	5,707

Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)

Balance at June 30, 2012 (unaudited) *)	$4,394

*)	The balance amount of the research and development funding arrangements includes also a cash consideration of $ 399 and $ 443 as of June 30, 2012 and December 31, 2011, respectively.

SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate Fair Value of Options Granted
	Six months ended June 30,
	2012	2011

Volatility	73%-88%	78%-84%
Risk-free interest rate	0.56%-2.00%	2.00%-2.56%
Dividend yield	0%	0%
Expected life (years)	6.0	6.0

GENERAL (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2012	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
GENERAL [Abstract]
Number of shares owned of Evogene investment			1,043,397
Percentage of available for sale securities held by the company			2.80%
Support received from investor under research and development funding arrangement	$ 1,000	$ 5,000	$ 2,000
Maximum potential support to be received from investors					8,000
Net proceeds from At-the-Market program			(3,663)
Gross value of all shares issued, sold and unsold under At-the-Market program			$ 40,000
Common shares issued during period, under At-the-Market program			651,000

FAIR VALUE MEASUREMENTS (Schedule Of Fair Value Measurements) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012		Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
Fair value of embedded derivatives	$ 5,707	[1]	$ 4,037
Fair value of exchange option within second research and development arrangement			1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	(1,313)		113
Fair value of embedded derivatives	4,394	[1]	5,707 [1]
Cash consideration included in research and development funding arrangements	$ 399		$ 443

[1]	The balance amount of the research and development funding arrangements includes also a cash consideration of $ 399 and $ 443 as of June 30, 2012 and December 31, 2011, respectively.

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Bank guarantee in favor of lessor for offices in Israel	$ 91
Aggregate contingent obligation for payments to Office of the Chief Scientist	8,565
Cash consideration paid for access right to Antibody Technology	600
Portion of cash consideration paid for access right to Antibody Technology recorded to noncurrent prepaid expense	400
Number of years company has access right to Technology	3
Additional (maximum cumulative) cash consideration to be paid for right of use of Antibody Technology upon occurance of certain development and commercialization milestones	$ 3,250
Maximum [Member]
Percentage of sales committed to pay royalties	5.00%
Minimum [Member]
Percentage of sales committed to pay royalties	3.00%

SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		1 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	May 31, 2011 Director [Member]	Aug. 30, 2012 Employee [Member]	Jun. 30, 2012 Employee [Member]	Jun. 30, 2012 Consultant [Member]	Jun. 30, 2011 General and Administrative Expense [Member] Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	405,000				380,000	25,000
Minimum exercise price of granted options	$ 4.95
Maximum exercise price of granted options	$ 5.99
Maximum number of years for options to vest	PY4	P4Y		P1Y			P1Y
Expected volatility, minimum	73.00%	78.00%
Expected volatility, maximum	88.00%	84.00%
Expected Volatility Rate			87.50%
Expected risk free interest rates range, minimum	0.56%	2.00%	1.44%
Expected risk free interest rate range, maximum	2.00%	2.56%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term (in years)	6	6
Weighted average fair value of options granted during period	$ 3.7	$ 2.64	$ 3.33
Fully vested options that were previosuly granted to Director			380,000
Number of days after director resigns till shares become exercisable			180
Share based compensation expense	$ 1,070	$ 2,044					$ 1,264
Total unrecognized estimated compensation cost related to non-vested stock options granted	$ 4,464
Number of years that total unrecognized estimated compensation cost related to non-vested stock options granted will be recognized	2.5

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		6 Months Ended			1 Months Ended		1 Months Ended		1 Months Ended
	Jul. 31, 2012	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jul. 24, 2012	Aug. 30, 2012 Employee [Member]	Aug. 06, 2012 Employee [Member]	Aug. 30, 2012 New Employee [Member]	Aug. 06, 2012 New Employee [Member]	Jul. 31, 2012 Board of Directors Chairman [Member]	Jul. 03, 2012 Board of Directors Chairman [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining amount of investment for research and development activities under the second research and development funding arrangement					$ 6,000
Support received from investor under research and development funding arrangement	1,000	5,000	2,000
Amount of investment for research and development to be paid on or before December 31, 2012					$ 5,000
Stock options granted, number of shares						758,200		92,300		62,500
Exercise price of shares granted during period							$ 3.43		$ 3.43		$ 4.01
Maximum number of years for options to vest			PY4	P4Y		P1Y		P4Y		P1Y